Goodwill (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Summary of Goodwill
The following table presents
the movement in

goodwill for the years ended December 31, 2024 and 2023:

	December 31,
	2024	2023

Cost:
Balance as of January 1,	6,719	5,869
Acquisitions	714	879
Disposals of businesses	(87)	(104)
Translation and other, net	(84)	75
Carrying amount as of December 31:	7,262	6,719

Summary of Carrying Amount of Goodwill by Cash Generating Unit

October 1,
2024

Legal Professionals	3,689
Corporates	2,027
Tax & Accounting Professionals	1,148
Reuters News	230
Global Print	248
7,342

Impairment Test of Goodwill- Key Assumptions
The key assumptions used in performing the impairment test, by CGU, are presented below:

Cash-Generating Unit	Perpetual Growth Rate (1)	Discount Rate	Tax Rate
Legal Professionals	2.5%	11.0%	26.6%
Corporates	2.5%	11.0%	26.8%
Tax & Accounting Professionals	3.0%	11.5%	27.6%
Reuters News	2.5%	13.0%	25.0%
Global Print	(5.5%)	11.5%	26.8%

(1)	The perpetual growth rate is applied to the final year of cash flow projections.